UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street     Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

ASCENDANT BALANCED FUND

ASCENDANT DEEP VALUE CONVERTIBLES FUND

Annual Report

September 30, 2014

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund

Shareholders Letter

September 30, 2014

The Ascendant Balanced Fund (the “Fund”) began trading on October 5, 2011. The Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

For the twelve months ended September 30, 2014 the Fund (ATBIX) returned 9.41%. YTD the Fund has a return of 3.5%. Gains primarily came from equity positions in the Industrials, Health Care, and Information Technology Sectors. The biggest detractors from performance in the Fund were generally within the Utilities and Telecommunications equity sectors as well as short term investment grade debt.

Our Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee. During the year the Committee maintained the existing allocation of 57.5% equities and 42.5% fixed income in a below “neutral” equity position.

Regards,

James H. Lee

Portfolio Manager

3428-NLD-11/21/2014

1

Ascendant Deep Value Convertibles Fund

Shareholders Letter

September 30, 2014

The Ascendant Deep Value Convertibles Fund (the “Fund”) began trading on October 5, 2011. The fund invests primarily in the low-delta segment of the convertibles market which tends to result in a higher-yielding, lower equity sensitivity portfolio than the convertibles market as a whole. While the research process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before any buy or sell decisions are made.

For the twelve months ended September 30, 2014 the Fund (AEQIX) returned 2.65%. YTD the Fund has a return of 2.47%. Gains primarily came from the Industrials, Health Care, and Information Technology sectors. The biggest detractors from performance in the fund were generally within the Energy and Consumer Staples sectors.

Our concerns for the coming year include central bank interest rate policy and equity market stability. We believe that a diversified portfolio built within the low-delta segment of the convertibles market helps to mitigate risk and provide opportunities for capital gain over multiple market cycles. .

Regards,

James H. Lee

Portfolio Manager

3429-NLD-11/21/2014

2

Ascendant Balanced Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the periods ending September 30, 2014, compared to its benchmarks:

		Inception** -
	One Year	September 30, 2014
Ascendant Balanced Fund Class A Shares	9.20%	13.96%
Ascendant Balanced Fund Class A Shares with load	2.93%	11.73%
Ascendant Balanced Fund Class C Shares	8.28%	13.15%
Ascendant Balanced Fund Class I Shares	9.41%	14.31%
S&P 500 Total Return Index	19.73%	22.60%
BofA Merrill Lynch U.S. Corporate & Government Index	4.31%	2.69%
Blended Benchmark Index***	13.43%	14.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.42%, 3.17% and 2.09%, respectively, for Class A, Class C and Class I shares per the January 27, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

Comparison of the Change in Value of a $10,000 Investment

3

Ascendant Balanced Fund

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2014

The Fund’s Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	18.9%
Financial	17.1%
Energy	14.8%
Consumer, Cyclical	12.6%
Technology	11.1%
Industrial	8.0%
Communications	7.4%
Funds	3.1%
Utilities	1.7%
Basic Materials	1.4%
Other, Cash & Cash Equivalents	3.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

4

Ascendant Deep Value Convertibles Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the periods ending September 30, 2014, compared to its benchmarks:

		Inception**-
	One Year	September 30, 2014
Ascendant Deep Value Convertibles Fund Class A Shares	2.44%	13.54%
Ascendant Deep Value Convertibles Fund Class A Shares with load	(3.43)%	11.31%
Ascendant Deep Value Convertibles Fund Class C Shares	1.77%	12.84%
Ascendant Deep Value Convertibles Fund Class I Shares	2.65%	13.88%
Dow Jones U.S. Select Dividend Total Return Index	15.34%	19.67%
Merrill Lynch Yield Alternative Index	6.84%	9.83%
S&P Composite 1500 Index	18.56%	22.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 7.43%, 8.18% and 7.18%, respectively, for Class A, Class C and Class I shares per the January 27, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemption. For the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

The Dow Jones U.S. Select Dividend Total Return Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy. Investors cannot invest directly in an index.

The Merrill Lynch Yield Alternative Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy.

Comparison of the Change in Value of a $10,000 Investment

5

Ascendant Deep Value Convertibles Fund

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2014

The Fund’s Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Financial	22.6%
Consumer, Non-Cyclical	16.4%
Consumer, Cyclical	15.1%
Energy	13.7%
Communications	10.7%
Funds	8.0%
Technology	5.6%
Industrial	4.6%
Other, Cash & Cash Equivalents	3.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

6

Ascendant Balanced Fund

PORTFOLIO OF INVESTMENTS

September 30, 2014

Shares		Value
	COMMON STOCKS - 55.6%
	ADVERTISING - 0.4%
1,427	Omnicom Group, Inc.	$98,263

	AEROSPACE & DEFENSE - 1.3%
1,039	Lockheed Martin Corp.	189,908
1,252	United Technologies Corp.	132,211
		322,119
	AIRLINES - 1.4%
1,526	Alaska Air Group, Inc.	66,442
7,949	Southwest Airlines Co.	268,438
		334,880
	AUTO MANUFACTURER - 0.3%
2,501	General Motors Co.	79,882

	BANKS - 2.4%
5,614	BB&T Corp.	208,897
1,945	Northern Trust Corp.	132,318
1,163	Prosperity Bancshares, Inc.	66,489
904	Texas Capital Bancshares, Inc. *	52,143
2,491	U.S. Bancorp	104,199
		564,046
	BEVERAGES - 0.9%
2,188	Coca-Cola Enterprises, Inc.	97,060
1,299	Constellation Brands, Inc. - Class A *	113,221
		210,281
	BIOTECHNOLOGY - 0.2%
1,015	Myriad Genetics, Inc. *	39,149

	CHEMICALS - 1.0%
540	CF Industries Holdings, Inc.	150,779
937	Sensient Technologies Corp.	49,052
537	Valspar Corp.	42,418
		242,249
	COMMERCIAL SERVICES - 2.4%
309	Alliance Data Systems Corp. *	76,715
1,532	Automatic Data Processing, Inc.	127,279
1,462	Deluxe Corp.	80,644
2,234	Mastercard, Inc. - Class A	165,137
1,292	Quanta Services, Inc. *	46,887
615	WEX, Inc. *	67,847
		564,509
	COMPUTERS - 2.3%
2,525	Accenture PLC - Class A	205,333
3,038	Apple, Inc.	306,078
1,161	Synopsys, Inc. *	46,086
		557,497
	DISTRIBUTION & WHOLESALE - 1.0%
1,387	Genuine Parts Co.	121,654
457	WW Grainger, Inc.	115,004
		236,658

See accompanying notes to financial statements.

7

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,977	American Express Co.	$173,067
488	Outerwall, Inc. *	27,377
		200,444
	ELECTRIC - 1.1%
4,043	American Electric Power Co., Inc.	211,085
812	Pinnacle West Capital Corp.	44,368
		255,453
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
781	Belden, Inc.	50,000
1,140	Generac Holdings, Inc. *	46,216
		96,216
	ELECTRONICS - 0.8%
402	FEI Co.	30,319
1,408	Thermo Fisher Scientific, Inc.	171,354
		201,673
	FOOD - 2.1%
586	Cal-Maine Foods, Inc.	52,347
3,421	ConAgra Foods, Inc.	113,030
2,597	Kellogg Co.	159,975
2,143	Kraft Foods Group, Inc.	120,865
557	Lancaster Colony Corp.	47,501
		493,718
	HEALTHCARE-PRODUCTS - 0.2%
745	ResMed, Inc.	36,706

	HEALTHCARE-SERVICES - 1.1%
1,743	Aetna, Inc.	141,183
1,548	UnitedHealth Group, Inc.	133,515
		274,698
	HOUSEHOLD PRODUCTS & WARES - 0.9%
1,280	Jarden Corp. *	76,941
1,231	Kimberly-Clark Corp.	132,419
		209,360
	INSURANCE - 2.7%
2,955	ACE Ltd.	309,891
1,951	Aflac, Inc.	113,646
933	American Financial Group, Inc.	54,011
881	Assurant, Inc.	56,648
2,109	MetLife, Inc.	113,295
		647,491
	INTERNET - 0.8%
166	Google, Inc. - Class A *	97,676
166	Google, Inc. - Class C *	95,842
		193,518
	INVESTMENT COMPANIES - 0.5%
11,285	Prospect Capital Corp.	111,721

	LEISURE TIME - 1.1%
6,837	Carnival Corp.	274,642

See accompanying notes to financial statements.

8

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Shares		Value
	MACHINERY - 0.6%
1,750	Deere & Co.	$143,482

	METAL FABRICATE / HARDWARE - 0.1%
257	Valmont Industries, Inc.	34,677

	MINING - 0.1%
566	Freeport-McMoRan Copper & Gold, Inc.	18,480

	MISCELLANEOUS MANUFACTURING - 1.3%
10,103	General Electric Co.	258,839
1,919	Hillenbrand, Inc.	59,278
		318,117
	OIL & GAS - 5.2%
288	Anadarko Petroleum Corp.	29,215
311	Apache Corp.	29,194
719	BP PLC - ADR	31,600
1,232	Chevron Corp.	147,002
246	Cimarex Energy Co.	31,126
2,190	ConocoPhillips	167,579
3,070	Denbury Resources, Inc.	46,142
342	Devon Energy Corp.	23,318
355	Diamond Offshore Drilling, Inc.	12,166
1,751	EOG Resources, Inc.	173,384
1,683	Exxon Mobil Corp.	158,286
270	Helmerich & Payne, Inc.	26,425
745	Imperial Oil Ltd	35,179
672	Marathon Oil Corp.	25,260
368	Noble Energy, Inc.	25,156
374	Occidental Petroleum Corp.	35,960
2,714	Parker Drilling Co. *	13,407
1,865	Royal Dutch Shell PLC - ADR *	141,982
664	SM Energy Co.	51,792
392	Whiting Petroleum Corp. *	30,400
		1,234,573
	OIL & GAS SERVICES - 1.3%
441	Baker Hughes, Inc.	28,691
142	Core Laboratories NV	20,782
2,475	Halliburton Co.	159,662
342	National Oilwell Varco, Inc.	26,026
241	Oil States International, Inc. *	14,918
239	Schlumberger Ltd.	24,304
771	Superior Energy Services, Inc.	25,343
		299,726
	PACKAGING & CONTAINERS - 0.1%
431	Packaging Corp. of America	27,506

	PHARMACEUTICALS - 4.7%
1,714	Abbott Laboratories	71,285
2,852	AbbVie, Inc.	164,732
2,244	Amerisource Bergen Corp.	173,461
1,379	Johnson & Johnson	146,988

See accompanying notes to financial statements.

9

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Shares		Value
	PHARMACEUTICALS (Continued) - 4.7%
5,115	Merck & Co., Inc.	$303,217
1,070	Omnicare, Inc.	66,618
4,967	Pfizer, Inc.	146,874
1,571	Prestige Brands Holdings, Inc. *	50,853
		1,124,028
	PIPELINES - 2.5%
700	Enterprise Products Partners LP	28,210
2,314	Magellan Midstream Partners LP	194,792
2,878	Plains All American Pipeline LP	169,399
620	Spectra Energy Corp.	24,342
3,546	Spectra Energy Partners LP	187,902
		604,645
	PRIVATE EQUITY - 0.4%
4,626	KKR & Co. LP	103,160

	REITS - 2.1%
1,039	Camden Property Trust	71,203
880	Extra Space Storage, Inc.	45,382
4,871	Omega Healthcare Investors, Inc.	166,539
1,812	Rayonier, Inc.	56,426
761	Simon Property Group	125,124
1,101	Weyerhaeuser Co.	35,078
		499,752
	RETAIL - 3.8%
2,143	CVS Health Corp.	170,561
6,785	Foot Locker, Inc.	377,585
3,390	Gap, Inc./The	141,329
633	PetSmart, Inc.	44,367
2,319	TJX Cos., Inc.	137,215
711	Tractor Supply Co.	43,734
		914,791
	SEMICONDUCTORS - 1.8%
5,470	Intel Corp.	190,465
3,338	QUALCOMM, Inc.	249,582
		440,047
	SOFTWARE - 1.9%
2,810	Fiserv, Inc. *	181,624
5,814	Microsoft Corp.	269,537
		451,161
	TELECOMMUNICATIONS - 2.5%
6,783	AT&T, Inc.	239,033
10,521	Cisco Systems, Inc.	264,814
826	NeuStar, Inc. - Class A *	20,510
1,670	Verizon Communications, Inc.	83,483
		607,840
	TOYS, GAMES & HOBBIES - 0.6%
2,374	Hasbro, Inc.	130,558

	TRUCKING & LEASING - 0.5%
2,933	TAL International Group, Inc.	120,986

	TOTAL COMMON STOCKS (Cost $10,101,355)	13,318,702

See accompanying notes to financial statements.

10

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 3.0%
	ASSET ALLOCATION FUND - 2.8%
13,700	SPDR Barclays Convertible Securities ETF	$680,205

	COMMODITY FUND - 0.1%
228	SPDR Gold Shares *	26,496

	EQUITY FUND - 0.1%
787	Market Vectors Gold Miners ETF	16,803

	TOTAL EXCHANGE TRADED FUNDS (Cost $749,065)	723,504

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,223	Sprott Physical Silver Trust - Trust Unit * (Cost $17,320)	15,294

Principal ($)
	NON-CONVERTIBLE BONDS - 8.0%
	AEROSPACE & DEFENSE - 0.8%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	190,887

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	16,482

	BANKS - 1.7%
197,000	Bank of America Corp., 5.125% due 11/15/14	198,083
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	56,588
150,000	Wells Fargo & Co., 5.125% due 9/15/16	161,706
		416,377
	BEVERAGES - 0.2%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	37,870

	ELECTRIC - 0.7%
155,000	Constellation Energy Group, Inc., 4.550% due 6/15/15	159,093

	FOOD - 0.8%
179,000	Nabisco, Inc., 7.550% due 6/15/15	187,844

	IRON & STEEL - 0.3%
74,000	Nucor Corp., 5.750% due 12/1/17	82,992

	MEDIA - 1.0%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	232,905

	OFFICE & BUSINESS EQUIPMENT - 0.8%
182,000	Xerox Corp., 7.200% due 4/1/16	198,260

See accompanying notes to financial statements.

11

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal ($)		Value
	PHARMACEUTICALS - 0.5%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	$38,336
74,000	Pfizer, Inc., 4.650% due 3/1/18	81,128
		119,464
	RETAIL - 0.1%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,231

	TRUCKING & LEASING - 1.0%
236,000	Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	240,884

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,895,415)	1,921,289

	CONVERTIBLE BONDS - 29.4%
	AIRLINES - 1.1%
110,000	AirTran Holdings, Inc., 5.250% due 11/1/16	273,488

	AUTO MANUFACTURERS - 0.7%
174,000	Navistar International Corp., 3.000% due 10/15/14	173,783

	AUTO PARTS & EQUIPMENT - 0.8%
174,000	Meritor, Inc., 4.625% due 3/1/26	181,504

	COAL - 0.7%
250,000	Peabody Energy Corp., 4.750% due 12/15/41	172,500

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	263,318
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	156,004
175,000	Knight Capital Group, Inc., 3.500% due 3/15/15	176,969
300,000	Walter Investment Management Corp., 4.500% due 11/1/19	254,250
		850,541
	FOOD - 1.2%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	281,400

	HEALTHCARE-PRODUCTS - 2.5%
265,000	NuVasive, Inc., 2.750% due 7/1/17	295,475
360,000	Volcano Corp., 1.750% due 12/1/17	313,425
		608,900
	HEALTHCARE-SERVICES - 0.6%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	153,584

	INVESTMENT COMPANIES - 2.1%
240,000	Apollo Investment Corp., 5.750% due 1/15/16	250,950
250,000	Prospect Capital Corp., 5.875% due 1/15/19	257,813
		508,763
	LODGING - 1.6%
370,000	Morgans Hotel Group Co., 2.375% due 10/15/14	370,463

See accompanying notes to financial statements.

12

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal ($)			Value
		MEDIA - 1.5%
662,317		Liberty Interactive LLC, 3.500% due 1/15/31	$365,102

		OIL & GAS - 5.2%
179,000		Chesapeake Energy Corp., 2.500% due 5/15/37	181,349
400,000		Cobalt International Energy, Inc., 2.625% due 12/1/19	331,750
370,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	303,862
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	204,015
204,000		Stone Energy Corp., 1.750% due 3/1/17	216,623
			1,237,599
		PHARMACEUTICALS - 0.7%
200,000		Herbalife Ltd., 2.000% due 8/15/19, 144A	154,376

		REITS - 0.8%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/18, 144A	190,500

		SEMICONDUCTORS - 2.7%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	278,190
300,000		Rambus, Inc., 1.125% due 8/15/18	367,313
			645,503
		SOFTWARE - 1.5%
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	366,763

		TELECOMMUNICATIONS - 1.1%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A	257,888

		TRANSPORTATION - 1.0%
228,000		DryShips, Inc., 5.000% due 12/1/14	226,002

		TOTAL CONVERTIBLE BONDS (Cost $6,719,515)	7,018,659

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.4%
50,040	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	53,170
47,376	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,425
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $104,602)	103,595

Contracts
		PURCHASED PUT OPTIONS* - 0.2%
22		S&P 500 Index
		Expiration October 2014, Exercise Price $1,920	22,220
21		S&P 500 Index
		Expiration October 2014, Exercise Price $1,905	2,310
20		S&P 500 Index
		Expiration October 2014, Exercise Price $1,895	8,300
20		S&P 500 Index
		Expiration October 2014, Exercise Price $1,875	15,200

		TOTAL PURCHASED PUT OPTIONS (Cost $49,272)	48,030

See accompanying notes to financial statements.

13

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
764,811	Dreyfus Cash Management, Institutional Shares, 0.03% ** (Cost $764,811)	$764,811

	TOTAL INVESTMENTS - 99.9% (Cost $20,401,355) (a)	$23,913,884
	OTHER ASSETS LESS LIABILITIES - 0.1%	15,654
	NET ASSETS - 100.0%	$23,929,538

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,400,868 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,965,011
Unrealized Depreciation:	(451,995)
Net Unrealized Appreciation:	$3,513,016

*	Non-Income producing security.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2014, such securities amounted to $1,147,510 or 4.8% of net assets.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ADR - American Depositary Receipt.

REITS - Real Estate Investment Trusts.

N.V. - Naamloze Vennootschap

(b)	Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

14

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 8.0%
	ASSET ALLOCATION FUND - 2.0%
14,073	SPDR Barclays Convertible Securities ETF	$698,724

	DEBT FUNDS - 6.0%
17,400	SPDR Barclays High Yield Bond ETF	699,132
23,332	SPDR Barclays Short Term High Yield Bond ETF	698,327
7,600	Vanguard Intermediate-Term Corporate Bond ETF	651,852
		2,049,311

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,738,996)	2,748,035

	PREFERRED STOCKS - 5.8%
	BANKS - 5.8%
850	Bank of America Corp., 7.250%	974,525
850	Wells Fargo & Co. 7.500%	1,022,134
	TOTAL PREFERRED STOCKS (Cost $1,984,791)	1,996,659

Principal ($)
	CONVERTIBLE BONDS - 81.9%
	AIRLINES - 2.8%
390,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	969,637

	AUTO MANUFACTURERS - 3.6%
14,000	Navistar International Corp., 3.000% due 10/15/14	13,983
750,000	Navistar International Corp., 4.500% due 10/15/18, 144A	733,594
500,000	Tesla Motors, Inc., 1.250% due 3/1/21	477,500
		1,225,077
	AUTO PARTS & EQUIPMENT - 0.0%
12,000	Meritor, Inc., 4.652%, due 3/1/26	12,518

	COAL - 3.1%
750,000	Alpha Natural Resources, Inc., 3.750% due 12/15/17	536,719
750,000	Peabody Energy Corp., 4.750% due 12/15/41	517,500
		1,054,219
	COMMERCIAL SERVICES - 2.2%
825,000	Ascent Capital Group, Inc., 4.000% due 7/15/20	746,625

	DISTRIBUTION/WHOLESALE - 1.9%
850,000	Titan Machinery, Inc., 3.750% due 5/1/19	653,969

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,805
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,980
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	14,158
950,000	Walter Investment Management Corp., 4.500% due 11/1/19	805,125
		851,068
	ENERGY-ALTERNATIVE SOURCES - 1.4%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	470,250

	FOOD - 2.2%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	753,750

See accompanying notes to financial statements.

15

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal ($)		Value
	HEALTHCARE-PRODUCTS - 2.4%
750,000	Hologic, Inc., 0.000% due 12/15/43	$813,750

	HEALTHCARE-PRODUCTS - 4.7%
750,000	NuVasive, Inc., 2.750% due 7/1/17	836,250
865,000	Volcano Corp., 1.750% due 12/1/17	753,091
		1,589,341
	HEALTHCARE-SERVICES - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	18,069

	HOME BUILDERS - 4.4%
700,000	AV Homes, Inc., 7.500% due 2/15/16	729,750
850,000	Ryland Group, Inc., 0.250% due 6/1/19	782,000
		1,511,750
	INTERNET - 8.3%
700,000	Qihoo 360 Technology Co. Ltd., 0.500% due 8/15/20, 144A	626,062
1,014,000	Web.com Group, Inc. 1.000% due 8/15/18	931,612
750,000	WebMD Health Corp., 2.500% due 1/31/18	760,313
600,000	Yandex NV., 1.125%, due 12/15/18, 144A	525,000
		2,842,987
	INVESTMENT COMPANIES - 5.0%
897,000	Prospect Capital Corp., 5.375% due 10/15/17	926,713
750,000	Prospect Capital Corp., 5.875% due 1/15/19	773,437
		1,700,150
	LODGING - 2.3%
800,000	Morgans Hotel Group Co., 2.375% due 10/15/14	801,000

	MEDIA - 2.1%
1,331,204	Liberty Interactive LLC, 3.500% due 1/15/31	733,826

	METAL FABRICATE/HARDWARE - 2.2%
795,000	RTI International Metals, Inc., 1.625%, due 10/15/19	764,194

	OIL & GAS - 6.4%
762,000	Chesapeake Energy Corp., 2.500% due 5/15/37	772,001
900,000	Cobalt International Energy, Inc., 2.625% due 12/1/19	746,437
800,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	657,000
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	14,070
14,000	Stone Energy Corp., 1.750% due 3/1/17	14,866
		2,204,374
	OIL & GAS SERVICES - 2.8%
1,021,000	SEACOR Holdings, Inc., 3.000% due 11/15/28, 144A	953,359

	PHARMACEUTICALS - 4.2%
800,000	Herbalife Ltd., 2.000%, due 8/15/19, 144A	617,504
800,000	Omnicare, Inc., 3.250% due 12/15/35	829,500
		1,447,004
	REITS - 9.3%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	746,250
850,000	Campus Crest Communities, Inc., 4.750%, due 10/15/18, 144A	809,625
868,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	835,450
850,000	RAIT Financial Trust, 4.000%, due 10/1/33	801,125
		3,192,450

See accompanying notes to financial statements.

16

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2014

Principal ($)		Value
	SEMICONDUCTORS - 3.3%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	$15,806
900,000	Rambus, Inc., 1.125%, due 8/15/18	1,101,938
		1,117,744
	SOFTWARE - 2.3%
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	793,000

	TRANSPORTATION - 2.4%
817,000	DryShips, Inc., 5.000% due 12/1/14	809,851

	TOTAL CONVERTIBLE BONDS (Cost $28,893,575)	28,029,962

	NON-CONVERTIBLE BONDS - 1.0%
	HEALTHCARE-SERVICES - 0.8%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	267,550

	MEDIA - 0.2%
75,000	DISH DBS Corp., 6.750% due 6/1/21	80,812

	TOTAL NON-CONVERTIBLE BONDS (Cost $351,966)	348,362

Shares
	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
876,552	Dreyfus Cash Management, Institutional Shares, 0.03% * (Cost $876,552)	876,552

	TOTAL INVESTMENTS - 99.3% (Cost $34,845,880) (a)	$33,999,570
	OTHER ASSETS LESS LIABILITES - 0.7%	253,876
	NET ASSETS - 100.0%	$34,253,446

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,980,994 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$747,416
Unrealized Depreciation:	(1,728,840)
Net Unrealized Depreciation:	$(981,424)

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2014, such securities amounted to $6,227,844 or 18.2% of net assets.

*	Money market fund; interest rate reflects seven-day yield on September 30, 2014.

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

17

The Ascendant Funds

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2014

		Ascendant Deep
	Ascendant Balanced	Value Convertibles
	Fund	Fund
ASSETS
Investment securities:
At cost	$20,401,355	$34,845,880
At value	$23,913,884	$33,999,570
Receivable for Fund shares sold	3,448	62,966
Dividends and interest receivable	130,185	326,225
Prepaid expenses & other assets	5,402	43,580
TOTAL ASSETS	24,052,919	34,432,341

LIABILITIES
Payable for Fund shares redeemed	35,953	67,124
Investment advisory fees payable	49,567	61,334
Fees payable to other affiliates	13,429	16,403
Distribution (12b-1) fees payable	1,097	6,636
Accrued expenses and other liabilities	23,335	27,398
TOTAL LIABILITIES	123,381	178,895
NET ASSETS	$23,929,538	$34,253,446

Net Assets Consist Of:
Paid in capital	$19,404,388	$34,277,638
Accumulated net investment income (loss)	135,419	(71,995)
Accumulated net realized gain from security transactions	877,202	894,113
Net unrealized appreciation (depreciation) of investments	3,512,529	(846,310)
NET ASSETS	$23,929,538	$34,253,446

See accompanying notes to financial statements.

18

The Ascendant Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2014

		Ascendant Deep
	Ascendant Balanced	Value Convertibles
	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,285,253	$28,885,179
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	155,923	2,115,675
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$14.66	$13.65
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$15.55	$14.48

Class C Shares:
Net Assets	$728,318	$198,545
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,594	14,717
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.40	$13.49

Class I Shares:
Net Assets	$20,915,967	$5,169,722
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,421,103	377,503
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.72	$13.69

(a)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.

See accompanying notes to financial statements.

19

The Ascendant Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2014

		Ascendant
	Ascendant Balanced	Deep Value
	Fund	Convertibles Fund
INVESTMENT INCOME
Dividends	$358,028	$209,782
Interest	294,972	765,465
TOTAL INVESTMENT INCOME	653,000	975,247

EXPENSES
Investment advisory fees	255,099	301,873
Distribution (12b-1) fees:
Class A	5,786	54,698
Class C	4,105	1,657
Administration fees	39,446	34,019
Fund accounting fees	27,493	27,480
Transfer agent fees	19,404	32,510
Shareholder reporting expense	18,544	15,215
Legal fees	14,826	11,737
Audit fees	13,499	13,531
Trustees’ fees	10,848	10,878
Compliance officer fees	10,833	8,513
Registration fees	9,645	23,136
Custody fees	7,036	5,001
Insurance expense	1,064	361
Other expenses	2,960	17,686
TOTAL EXPENSES	440,588	558,295

Plus: Expense recaptured by the Adviser	56,620	64,510

NET EXPENSES	497,208	622,805
NET INVESTMENT INCOME	155,792	352,442

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Security transactions	1,014,472	1,027,073
Distributions of capital gains from underlying investment companies	1,812	—
Net realized gain	1,016,284	1,027,073

Net change in unrealized appreciation (depreciation) on investments	826,742	(1,065,451)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,843,026	(38,378)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,998,818	$314,064

See accompanying notes to financial statements.

20

Ascendant Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
FROM OPERATIONS
Net investment income	$155,792	$126,048
Net realized gain (loss) from security transactions and options written	1,014,472	(107,957)
Distributions of capital gains from underlying investment companies	1,812	147
Net change in unrealized appreciation of investments	826,742	1,732,955
Net increase in net assets resulting from operations	1,998,818	1,751,193

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(13,720)
Class C	—	(605)
Class I	—	(18,077)
From net investment income:
Class A	(6,780)	—
Class C	(21)	—
Class I	(149,820)	—
Net decrease in net assets from distributions to shareholders	(156,621)	(32,402)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	345,165	219,800
Class C	556,490	67,756
Class I	10,930,085	10,453,187
Net asset value of shares issued in reinvestment of distributions
Class A	6,619	13,704
Class C	16	590
Class I	147,480	18,054
Payments for shares redeemed
Class A	(1,377,468)	(2,116,203)
Class C	(73,690)	(66,720)
Class I	(7,177,537)	(3,033,503)
Redemption fee proceeds
Class A	5	199
Class C	1	8
Class I	47	279
Net increase in net assets from shares of beneficial interest	3,357,213	5,557,151

TOTAL INCREASE IN NET ASSETS	5,199,410	7,275,942

NET ASSETS
Beginning of Year	18,730,128	11,454,186
End of Year*	$23,929,538	$18,730,128
* Includes undistributed net investment income of:	$135,419	$141,337

See accompanying notes to financial statements.

21

Ascendant Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
SHARE ACTIVITY - CLASS A
Shares Sold	24,094	17,790
Shares Reinvested	477	1,152
Shares Redeemed	(97,898)	(170,487)
Net decrease in shares of beneficial interest outstanding	(73,327)	(151,545)

SHARE ACTIVITY - CLASS C
Shares Sold	38,856	5,204
Shares Reinvested	1	50
Shares Redeemed	(5,149)	(5,221)
Net increase in shares of beneficial interest outstanding	33,708	33

SHARE ACTIVITY - CLASS I
Shares Sold	769,373	822,138
Shares Reinvested	10,595	1,511
Shares Redeemed	(495,994)	(240,047)
Net increase in shares of beneficial interest outstanding	283,974	583,602

See accompanying notes to financial statements.

22

Ascendant Deep Value Convertibles Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
FROM OPERATIONS
Net investment income	$352,442	$10,487
Net realized gain from security transactions and options written	1,027,073	342,445
Net change in unrealized depreciation of investments	(1,065,451)	(107,831)
Net increase in net assets resulting from operations	314,064	245,101

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(222,394)	(15,980)
Class C	(1,417)	(1,330)
Class I	(52,828)	(48,664)
From net investment income:
Class A	(454,281)	—
Class C	(1,929)	—
Class I	(104,370)	—
Net decrease in net assets from distributions to shareholders	(837,219)	(65,974)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	34,412,384	11,926
Class C	207,200	57,473
Class I	3,635,407	2,206,078
Net asset value of shares issued in reinvestment of distributions
Class A	174,617	9,108
Class C	2,946	1,330
Class I	156,668	48,475
Payments for shares redeemed
Class A	(5,911,040)	(1,016,493)
Class C	(85,924)	(90)
Class I	(845,874)	(1,014,418)
Redemption fee proceeds
Class A	382	—
Class C	2	—
Class I	5	—
Net increase in net assets from shares of beneficial interest	31,746,773	303,389

TOTAL INCREASE IN NET ASSETS	31,223,618	482,516

NET ASSETS
Beginning of Year	3,029,828	2,547,312
End of Year*	$34,253,446	$3,029,828
* Includes accumulated net investment income (loss) of:	$(71,995)	$3,742

See accompanying notes to financial statements.

23

Ascendant Deep Value Convertibles Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2014	September 30, 2013
SHARE ACTIVITY - CLASS A
Shares Sold	2,481,903	945
Shares Reinvested	13,009	699
Shares Redeemed	(426,899)	(77,844)
Net increase (decrease) in shares of beneficial interest outstanding	2,068,013	(76,200)

SHARE ACTIVITY - CLASS C
Shares Sold	15,252	4,163
Shares Reinvested	223	97
Shares Redeemed	(6,324)	(6)
Net increase in shares of beneficial interest outstanding	9,151	4,254

SHARE ACTIVITY - CLASS I
Shares Sold	261,632	156,355
Shares Reinvested	11,612	3,513
Shares Redeemed	(61,219)	(73,710)
Net increase in shares of beneficial interest outstanding	212,025	86,158

See accompanying notes to financial statements.

24

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class A Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.47		$12.02	$10.00

Activity from investment operations:
Net investment income (2)	0.07		0.07	0.01
Net realized and unrealized gain on investments	1.17		1.42	2.03
Total from investment operations	1.24		1.49	2.04

Less distributions from:
Net investment income	(0.05)		—	(0.00	) (3)
Net realized gains	—		(0.04)	(0.02)
Total distributions	(0.05)		(0.04)	(0.02)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of period	$14.66		$13.47	$12.02

Total return (4)	9.20%		12.40%	20.41	% (8)

Net assets, at end of period (000s)	$2,285		$3,088	$4,577

Ratio of gross expenses to average net assets (5)(7)	2.10	% (11)	2.40%	3.35	% (6)
Ratio of net expenses to average net assets (7)	2.35	% (10)	2.35%	2.35	% (6)
Ratio of net investment income to average net assets (7)(9)	0.48%		0.58%	0.10	% (6)

Portfolio Turnover Rate	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

25

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class C Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.30		$11.96	$10.00

Activity from investment operations:
Net investment loss (2)	(0.04)		(0.02)	(0.07)
Net realized and unrealized gain on investments	1.14		1.40	2.05
Total from investment operations	1.10		1.38	1.98

Less distributions from:
Net investment income	(0.00	) (3)	—	—
Net realized gains	—		(0.04)	(0.02)
Total distributions	(0.00)		(0.04)	(0.02)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of period	$14.40		$13.30	$11.96

Total return (4)	8.28%		11.54%	19.79	% (8)

Net assets, at end of period (000s)	$728		$225	$202

Ratio of gross expenses to average net assets (5)(7)	2.85	% (11)	3.15%	4.10	% (6)
Ratio of net expenses to average net assets (7)	3.10	% (10)	3.10%	3.10	% (6)
Ratio of net investment loss to average net assets (7)(9)	(0.31)%		(0.17)%	(0.65	)% (6)

Portfolio Turnover Rate	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

26

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class I Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.56		$12.06	$10.00

Activity from investment operations:
Net investment income (2)	0.10		0.11	0.04
Net realized and unrealized gain on investments	1.17		1.43	2.05
Total from investment operations	1.27		1.54	2.09

Less distributions from:
Net investment income	(0.11)		—	(0.01)
Net realized gains	—		(0.04)	(0.02)
Total distributions	(0.11)		(0.04)	(0.03)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of period	$14.72		$13.56	$12.06

Total return (4)	9.41%		12.78%	20.87	% (8)

Net assets, at end of period (000s)	$20,916		$15,417	$6,676

Ratio of gross expenses to average net assets (5)(7)	1.85	% (11)	2.07%	3.10	% (6)
Ratio of net expenses to average net assets (7)	2.10	% (10)	2.07%	2.10	% (6)
Ratio of net investment income to average net assets (7)(9)	0.71%		0.88%	0.35	% (6)

Portfolio Turnover Rate	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

27

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class A Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.83		$12.44	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.18		0.05	(0.01)
Net realized and unrealized gain on investments	0.14	(12)	1.62	2.57
Total from investment operations	0.32		1.67	2.56

Less distributions from:
Net investment income	(0.31)		—	—
Net realized gains	(0.19)		(0.28)	(0.12)
Total distributions	(0.50)		(0.28)	(0.12)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	—	0.00	(3)

Net asset value, end of period	$13.65		$13.83	$12.44

Total return (4)	2.44%		13.45%	25.75	% (8)

Net assets, at end of period (000s)	$28,885		$659	$1,540

Ratio of gross expenses to average net assets (5)(7)	2.14	% (11)	7.37%	7.45	% (6)
Ratio of net expenses to average net assets (7)	2.40	% (10)	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	1.30%		0.35%	(0.06	)% (6)

Portfolio Turnover Rate	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class A shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

28

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class C Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.67		$12.38	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.07		0.01	(0.10)
Net realized and unrealized gain on investments	0.16	(12)	1.55	2.60
Total from investment operations	0.23		1.56	2.50

Less distributions from:
Net investment income	(0.22)		—	—
Net realized gains	(0.19)		(0.27)	(0.12)
Total distributions	(0.41)		(0.27)	(0.12)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	—	—

Net asset value, end of period	$13.49		$13.67	$12.38

Total return (4)	1.77%		12.66%	25.14	% (8)

Net assets, at end of period (000s)	$199		$76	$16

Ratio of gross expenses to average net assets (5)(7)	2.89	% (11)	8.12%	8.20	% (6)
Ratio of net expenses to average net assets (7)	3.15	% (10)	3.15%	3.15	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	0.54%		0.06%	(0.81	)% (6)

Portfolio Turnover Rate	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class C shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

29

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	September 30,		September 30,	September 30,
Class I Shares	2014		2013	2012 (1)
Net asset value, beginning of period	$13.87		$12.49	$10.00

Activity from investment operations:
Net investment income (2)	0.22		0.09	0.02
Net realized and unrealized gain on investments	0.13	(12)	1.63	2.59
Total from investment operations	0.35		1.72	2.61

Less distributions from:
Net investment income	(0.34)		—	(0.00	) (3)
Net realized gains	(0.19)		(0.34)	(0.12)
Total distributions	(0.53)		(0.34)	(0.12)

Paid-in-Capital From Redemption Fees (2)	0.00	(3)	—	0.00	(3)

Net asset value, end of period	$13.69		$13.87	$12.49

Total return (4)	2.65%		13.77%	26.28	% (8)

Net assets, at end of period (000s)	$5,170		$2,295	$991

Ratio of gross expenses to average net assets (5)(7)	1.89	% (11)	7.12%	7.20	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (10)	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7)(9)	1.56%		0.69%	0.19	% (6)

Portfolio Turnover Rate	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class I shares commenced operations October 5, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recoupments by the Adviser.

(6)	Annualized

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

30

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2014

1.	ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant Deep Value Convertibles Fund (previously known as Ascendant Diversified Income & Growth Fund) (“ADVCF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. ABF seeks total return from income and growth of capital. ADVCF seeks growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value

31

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETF’s, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the

32

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Funds’ assets measured at fair value:

33

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,318,702	$—	$—	$13,318,702
Exchange Traded Funds	723,504	—	—	723,504
Mutual Fund	15,294	—	—	15,294
Non-Convertible Bonds	—	1,921,289	—	1,921,289
Convertible Bonds	—	7,018,659	—	7,018,659
U.S. Government Treasury Obligations	—	103,595	—	103,595
Purchased Put Options	—	48,030	—	48,030
Short-Term Investment	764,811	—	—	764,811
Total	$14,822,311	$9,091,573	$—	$23,913,884

Ascendant Deep Value Convertibles Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,748,035	$—	$—	$2,748,035
Preferred Stock	1,996,659	—	—	1,996,659
Convertible Bonds	—	28,029,962	—	28,029,962
Non-Convertible Bonds	—	348,362	—	348,362
Short-Term Investment	876,552	—	—	876,552
Total	$5,621,246	$28,378,324	$—	$33,999,570

There were no transfers in to or out of Level 1, Level 2 or Level 3 during the year. It is the Funds’ policy to recognize transfers in to or out of fair value levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the year.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

34

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund. As of September 30, 2014, the amount of unrealized appreciation and realized gain (loss) on option contracts subject to equity price risk is as follows:

	ABF
	Change in
	Unrealized	Realized
	Gain/Loss	Gain/Loss
Options Purchased *	$(28,017)	$(516,107)

Such figures represent the effect of options purchased on the Statement of Operations.

*	Included in net change in unrealized appreciation/depreciation on investments and net realized gain/(loss) from security transactions, respectively.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than

35

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $15,697,030 and $13,132,805, respectively, for ABF. For the year ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $57,368,553 and $27,742,439, respectively, for ADVCF.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid

36

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with the Trust, with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of ADVCF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse ABF and ADVCF for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed the following:

	Class A	Class C	Class I
ABF	2.35%	3.10%	2.10%
ADVCF	2.40%	3.15%	2.15%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2014, the Adviser recaptured fees in the amount of $56,620 for ABF and $64,510 for ADVCF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2015	9/30/2016
ABF	$28,475	$1,902
ADVCF	$52,804	$102,188

During the year ended September 30, 2014, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $46,341

37

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

from ABF and $212,869 from ADVCF in brokerage commissions.

Distributor- The Trust, on behalf of the Funds has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares and Class C shares of the Funds (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of ABF’s Class A shares for the year ended September 30, 2014, the Distributor received $6,553 from front-end sales charges of which $914 was retained by the principal underwriter or other affiliated broker-dealers. On sales of ADVCF’s Class A shares for the year ended September 30, 2014, the Distributor received $63,398 from front-end sales charges of which $9,410 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts payable to GFS for these services are reported as “Fees Payable to Other Affiliates” in the Statements of Assets and Liabilities.

38

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

For the year ended September 30, 2014:

	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
ABF	$156,621	$—	$156,621
ADVCF	595,305	241,914	837,219

For the year ended September 30, 2013:

	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
ABF	$27,337	$5,065	$32,402
ADVCF	65,252	722	65,974

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ABF	$560,231	$451,903	$—	$—	$3,513,016	$4,525,150
ADVCF	782,829	174,403	—	—	(981,424)	(24,192)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated ordinary income (loss) and accumulated net realized gain (loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, the market-to-market on open options contracts, and adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments and return of capital distributions from C-Corporations.

39

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2014

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments related to real estate investment trusts, grantor trusts, partnerships and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2014 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income (Loss)	Gains (Losses)
ABF	$—	$(5,089)	$5,089
ADVCF	—	132,401	(132,401)

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended September 30, 2014, ABF assessed $53 in redemption fees. For the year ended September 30, 2014, ADVCF assessed $389 in redemption fees. Effective the January 27, 2014 Prospectus, the Funds will no longer charge a redemption fee. The fees disclosed in the financials were charged prior to the January 27th Prospectus filing.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Balanced Fund and
Ascendant Deep Value Convertibles Fund and
The Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Ascendant Balanced Fund and Ascendant Deep Value Convertibles Fund (formerly, Ascendant Diversified Income & Growth Fund), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period October 5, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Balanced Fund and Ascendant Deep Value Convertibles Fund, as of September 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the two-year period then ended and for the period October 5, 2011 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 28, 2014
41

The Ascendant Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2014

As a shareholder of Ascendant Balanced Fund and Ascendant Deep Value Convertibles Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant Deep Value Convertible Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period	4/1/14–
Actual	4/1/14	9/30/14	4/1/14 – 9/30/14*	9/30/14**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.70	$11.86	2.35%
Class C	$1,000.00	$1,009.80	$15.62	3.10%
Class I	$1,000.00	$1,014.50	$10.61	2.10%
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$999.20	$12.03	2.40%
Class C	$1,000.00	$996.90	$15.17	3.03%
Class I	$1,000.00	$1,000.50	$10.23	2.04%
42

The Ascendant Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
September 30, 2014

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period	4/1/14–
Hypothetical (5% return before Expenses)	4/1/14	9/30/14	4/1/14– 9/30/14*	9/30/14**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.29	$11.86	2.35%
Class C	$1,000.00	$1,009.53	$15.62	3.10%
Class I	$1,000.00	$1,014.54	$10.61	2.10%
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$1,013.04	$12.11	2.40%
Class C	$1,000.00	$1,009.88	$15.27	3.03%
Class I	$1,000.00	$1,014.84	$10.31	2.04%

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) days for each Fund’s divided by the number of days in the fiscal year (365).

**	Annualized.
43

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	98	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	98	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	98	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z- Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007-February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010- 2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	98	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

9/30/14 – NLFT_v1

44

THE ASCENDANT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	98	Northern Lights Variable Trust (since 2013)

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/14 – NLFT_v1

45

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
46

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
47

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $ 24,000

2013 - $ 23,000

(b)

Audit-Related Fees

2014 - None

2013 - None

(c)

Tax Fees

2014 - $4,000

2013 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - None

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:       0.00%

0.00%

Tax Fees:

             0.00%

0.00%

All Other Fees:

0.00%

             0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $ 4,000

2013 - $ 4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/11/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

       Date

12/11/14